OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Comprehensive Income Note [Text Block]
NOTE 19	OTHER COMPREHENSIVE INCOME

Other comprehensive income (loss) components and related taxes (in thousands) at December 31,

	2011	2010	2009
Unrealized holding gains and losses on securities available for sale	$349	$(449)	$1,404
Less reclassification adjustments for gains and losses later recognized in income	—	—	(22)
Net unrealized gains and losses	349	(449)	1,426
Tax effect	119	(152)	484
Other comprehensive income (loss)	$230	$(297)	$942